As filed with the Securities and Exchange Commission on July 29, 2003	Registration No. 333-100207 Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
Post-Effective Amendment No. 5 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor's Telephone Number, including Area Code: (612) 372-5597

Julie E. Rockmore, Counsel
ReliaStar Life Insurance Company
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
60 days after filing pursuant to paragraph (a)(1) of Rule 485

X	on September 11, 2003 pursuant to paragraph (a)(3) of Rule 485 (Request for acceleration included herein)
PARTS A AND B

The Profile, Prospectus and Statement of Additional Information each dated May 1, 2003 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 5 by reference to Registrant's filings under (1) Rule 497(c) as filed on May 2, 2003, (2) Rule 497(e) as filed on May 30, 2003, and (3) Rule 497(e) as filed on June 11, 2003 (File No. 333-100207).

A supplement dated September 11, 2003 to the Profile and Prospectus is included in Part A of this Post-Effective Amendment.

SEPARATE ACCOUNT N
ReliaStar Life Insurance Company

ADVANTAGE CENTURYSM ANNUITY

Supplement Dated September 11, 2003 to
Profile and Prospectus dated May 1, 2003
as Supplemented May 30, 2003 and June 11, 2003

Effective September 11, 2003, the following applies to the offering of the ING GET U.S. Core Select Portfolio - Series 1 (GET Select or the Series). This funding option is not available in Texas.

GENERAL DESCRIPTION OF GET SELECT

GET Select is an investment option that may be available during the accumulation phase of the contract. If available under the contract, you may elect to invest in GET Select on a guaranteed or non-guaranteed basis. If you elect to invest in GET Select on a guaranteed basis, ReliaStar Life Insurance Company (the Company or we) guarantees that the value of an accumulation unit of the GET Select subaccount under the contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period, as described below. There is an additional charge if you elect to invest in GET Select on a guaranteed basis. ING Investments, LLC serves as the investment adviser and Aeltus Investment Management, Inc. serves as investment sub-adviser to GET Select.

We will offer GET Select shares only during its offering period, which is scheduled to run from September 12, 2003 through the close of business of the New York Stock Exchange on December 11, 2003. GET Select may not be available under your contract or in your state. Please read the GET Select prospectus for a more complete description of GET Select, including its charges and expenses. A GET Select prospectus may be obtained, free of charge, from our Administrative Service Center at the address listed in "The Company" section of the Prospectus, by accessing the SEC web site or by contacting the SEC Public Reference Room.

INVESTMENT OBJECTIVE OF GET SELECT

GET Select seeks to optimize the exposure of the assets of the Series to the equity component while attempting to preserve Series assets. When deciding whether to invest in GET Select on a guaranteed or non-guaranteed basis, you should review the GET Select prospectus carefully to determine whether such a guarantee has value to you, and your willingness to pay for such a guarantee, including the GET Select Principal Investment Strategies, the likelihood that the expense reimbursement factor will be sufficient in light of fund and contract charges, and the fact that a higher expense reimbursement factor may result in a reduced allocation to the equity component. You may benefit from GET Select's investment objective and policies without purchasing the guarantee. However, in the event that the value of the GET Select subaccount accumulation unit value is less on the maturity date than it was at the close of business on the last day of the offering period, you will not receive the benefit of the guarantee provided by the Company.

GET Select's investment period runs from December 12, 2003 through December 12, 2008. During the offering period, all GET Select assets will be invested in short-term instruments. During the investment period, the GET Select asset allocation strategy seeks to optimize the exposure of the Series to an equity component while protecting Series assets. At least 80% of the amounts allocated to the equity component will be invested in stocks included in the S&P 500. The equity component may also invest in S&P futures contracts. Amounts not allocated to the equity component will be allocated to a fixed component. Generally, at least 55% of the amounts allocated to the fixed component will consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The fixed component may also invest, among other things, in certain mortgage backed securities, U.S. Treasury futures, and money market instruments.

THE GET SELECT GUARANTEE OPTION

The investment period for GET Select will end on the GET Select maturity date, December 12, 2008. If you have elected to invest in GET Select on a guaranteed basis, the Company guarantees that the value of an accumulation unit of the GET Select subaccount under the contract on the maturity date (as valued after the close of business on December 12, 2008), will not be less than its value as determined after the close of business on the last day of the offering period. This guarantee is dependent upon the Company's claims-paying ability. If you have elected to invest in GET Select on a guaranteed basis and the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET Select subaccount to make up the difference. This means that if you remain invested in GET Select until the maturity date and you have elected to invest in GET Select on a guaranteed basis, at the maturity date you will receive no less than the value of your separate account investment directed to GET Select as of the last day of the offering period, less any amounts you transfer or withdraw from the GET Select subaccount, and less any charges not included in the calculation of the GET Select subaccount accumulation unit value. The following charges are not included in the calculation of the GET Select subaccount accumulation unit value, and therefore not included as part of the guarantee: the 0.15% optional death benefit rider charge and the $30 annual contract charge. The 1.25% mortality and expense charge and the 0.15% administrative charge are included in the calculation of the GET Select subaccount accumulation unit value, and therefore are included as part of the guarantee.

X.100207-03A	September 2003

Because of the deduction of the $30 annual contract charge and the the 0.15% optional death benefit rider charge, as well as the ability to withdraw or request loans, although the accumulation unit value of the GET Select subaccount is guaranteed, the actual amount guaranteed may be less than the value of the amount invested in GET Select on the last day of the offering period.

If you withdraw, request a loan, or transfer funds from GET Select before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts.

If you have not elected to invest in GET Select on a guaranteed basis, the above optional guarantee information does not apply. In this event, the Company will not provide any guarantee of the accumulation unit value of the GET Select subaccount, and you may receive less than the value of your separate account investment directed to GET Select as of the last day of the offering period.

MATURITY DATE

Before the maturity date, we will send a notice to each contact holder who has amounts in GET Select. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Select amounts. If you do not make a choice on the maturity date, we will transfer your GET Select amounts to the series of the GET Select Portfolio that we are currently offering at that time, assuming that we are offering a GET Select series at that time and that it is made available under your contract. If we transfer such amounts to an existing series of GET Select, you will invested on a guaranteed basis to the same extent that your prior investment in GET Select was on a guaranteed basis. Amounts that were previously invested on a non-guaranteed basis will be invested in the new GET Select series on a non-guaranteed basis. Amounts previously invested on a guaranteed basis will be invested in the new GET Select series on a guaranteed basis. Such amounts will continue to be subject to the optional GET Select Guarantee Charge, and will continue to receive the benefit of the GET Select Guarantee, subject to any conditions or terms of the GET Select series then offered.

If no GET Select series is available, we will transfer your GET Select amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the Contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your GET Select amounts to a core US equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance.

The table under item 5 of the Profile is supplemented as follows:

The following adds information about the GET Select listed in this supplement to the Fund Expense table on pages iii and iv of the Profile. In addition to the insurance charges listed in the introduction to the Fund Expense table, the total annual insurance charges for GET Select include the optional 0.50% GET Select guarantee charge.

				Examples: Total Maximum Annual Expenses at End of:
Portfolio	Total Annual MaximumInsurance Charges	Total Annual Portfolio Charges	Total Maximum Annual Charges Under Contract	1 Year Retail Series	10 Year Retail Series
GET Select	2.23%	1.00%	3.23%	$954	Not applicable*

*Because GET Select is only available as an investment option for the five-year investment period, hypothetical total annual expenses for a 10-year period are not shown.

The following information supplements the "Fee Table" section of the Prospectus as follows:

FEES DEDUCTED FROM THE ING GET SELECT SUBACCOUNT
(Daily deductions equal to the given percentage of values invested in the subaccount on an annual basis)

Maximum Variable Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge					1.25%
Optional Death Benefit Rider Fee					0.15%
Other Account Fees and Expenses (See "Administrative Charge")					0.15%
Optional GET Select Guarantee Charge (deducted daily during the Guarantee Period)					0.50%
Total Maximum Variable Account Annual Expenses					2.05%

In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes." See "Charges Made by the Company" and "Death Benefit Before the Start Date" for more information.

2

FEES DEDUCTED BY THE FUNDS
The following information supplements the Fund Expense Table contained in the "Fees Deducted by the Funds" section of the Prospectus:

ING GET SELECT Annual Expenses
(As a percentage of the average net assets)[1]

Management (Advisory) Fees [2]		12b-1 Fee [3]	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses [4]
ING GET US Core Select Portfolio	0.60%	0.25%	0.15%	1.00%	-	1.00%

For more information regarding expenses paid out of assets of the fund, see the GET Select prospectus.

1 This table shows the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets.
2 The Management (Advisory) Fee will be 0.25% during the offering period and 0.60% during the investment period.

3 Pursuant to a Plan of Distribution adopted by the Fund under Rule 12b-1 under the 1940 Act, the Fund pays ING Funds Distributor, Inc. (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Fund's shares. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Fund, including payment of the fee to ReliaStar Life Insurance Company in connection with the use of the Fund under the Company's variable annuity contracts.

4 ING Investments, LLC has entered into an expense limitation contract with the Fund, under which it will limit expenses of the Fund, excluding expenses such as interest, taxes, brokerage and extraordinary expenses to 0.65% during the offering period and 1.00% during the investment period, through December 31, 2004. Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Annual Fund Operating Expenses".

The following information supplements the "Hypothetical Examples" section in the Prospectus:

Hypothetical Examples - ING GET Select

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

The following Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of the Fund as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:			(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:
	1 Year	3 Years	5 Years	1 Year	3 Years	5 Years
Applicable to:
GET Select on a guaranteed basis	$954	$1,441	$1,865	$326	$994	$1,687
GET Select on a non-guaranteed basis	$904	$1,293	$1,621	$276	$846	$1,443

	3

The following information supplements "Appendix B - Description of Underlying Funds" section in the Prospectus:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING GET US Core Select Portfolio - (Series 1)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc. (Aeltus)	Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the investment period.

X.100207-03A	4	September 2003

PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A:
Performance Information and Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N:
-		Report of Independent Auditors
-		Statement of Assets and Liabilities as of December 31, 2002
-		Statement of Operations for the year ended December 31, 2002
-		Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
-		Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
-		Report of Independent Auditors
-		Balance Sheets-Statutory Basis as of December 31, 2002 and 2001
-		Statements of Operations-Statutory Basis for the years ended December 31, 2002 and 2001
-		Statements of Changes in Capital and Surplus-Statutory Basis for the years ended December 31, 2002 and 2001
-		Statements of Cash Flows-Statutory Basis for the years ended December 31, 2002 and 2001
-		Notes to Financial Statements-Statutory Basis
(b)	Exhibits
	(1)	Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant")(1)
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between Washington Square Securities, Inc. and Depositor(1)
	(3.2)	Selling Group (or Distribution) Agreement between Washington Square Securities, Inc. and Selling Group Members(1)
	(3.3)	Amended Broker/Dealer Variable Annuity Compensation Schedule(2)
	(4.1)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract(1)
	(4.2)	Flexible Premium Individual Deferred Retirement Annuity Contract(1)
	(4.3)	ERISA Endorsement(3)
	(4.4)	TSA Endorsement(4)
	(4.5)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida(5)
	(4.6)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida(5)
	(4.7)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract)(1)
	(4.8)	Roth IRA Endorsement(1)
	(4.9)	Fixed Account C Endorsement(6)
	(4.10)	Waiver Endorsement(7)
	(4.11)	Endorsement(7)
	(4.12)	Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) (13076 7-99)(8)
	(4.13)	Individual Deferred Retirement Annuity Contract (Retail Series - IRA/Non-Qualified) (13077 7-99)(8)
	(4.14)	One Year Step Up Death Benefit Endorsement (13084 7-99)(8)
	(4.15)	Internal Revenue Code Section 457 Endorsement (13086 8-99)(8)
	(4.16)	Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99(9)
	(4.17)	ReliaStar Endorsement (merger)(10)
	(4.18)	Endorsement 40021 (09-03) (ING GET Core Select)
	(5.1)	Contract Application Form (Retail Series, Plus Series and RIA Series)(2)
	(6.1)	Amended Articles of Incorporation of Depositor(11)
	(6.2)	Amended Bylaws of Depositor(11)
	(7)	Not applicable
	(8.1)	Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company(8)
(8.2)

Amendment dated April 27, 2000 and effective May 1, 2000 to Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company(12)

(8.3)

Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and AIM Advisors, Inc.(8)

	(8.4)	Participation Agreement dated as of June 30, 1995 by and among The Alger American Fund, Northern Life Insurance Company and Fred Alger and Company(1)
	(8.5)	Service Agreement dated as of August 8, 1997 by and between Fred Alger Management, Inc. and Northern Life Insurance Company(5)
	(8.6)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.7)

Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995(5)

	(8.8)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.9)

Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(5)

	(8.10)	Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company(8)
	(8.11)	Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation(8)
(8.12)

Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and Aetna Investment Services, LLC(10)

(8.13)

Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and Annuity Company(10)

(8.14)

Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company(10)

	(8.15)	Service Agreement and Contract Dated December 1, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc.(10)
	(8.16)	Participation Agreement made and entered into as of December 1, 2002, among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributions, Inc.(13)
	(8.17)	Participation Agreement dated May 1, 2002, among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc.(13)
(8.18)

Amendment dated as of October 15, 2002, effective as of October 1, 2002, to Fund Participation Agreement dated May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc.(13)

	(8.19)	Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(5)
	(8.20)	Amendment Dated as of October 8, 1998 to Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(12)
	(8.21)	Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company(5)
(8.22)

Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(5)

(8.23)

Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(7)

(8.24)

Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(8)

	(8.25)	Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company(5)
	(8.26)	Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors(5)
	(8.27)	Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company(5)
	(8.28)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc.(14)
(8.29)

Amendment dated August 30, 2002, by and among ReliaStar Life Insurance Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) to Participation Agreement dated May 1, 2001(12)

	(8.30)	Administrative and Shareholder Services Agreement dated May 1, 2001 between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life Insurance Company(12)
	(8.31)	Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April 30, 2003
	(9)	Consent and Opinion of Counsel
	(10)	Consent of Ernst & Young LLP, Independent Auditors
	(11)	No Financial Statements are omitted from Item 23
	(12)	Not applicable
	(13)	Schedule of Computation of Performance Data(7)
	(14)	Powers of Attorney(15)
1.	Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.
2.	Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.
3.	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1996.
4.	Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.
5.	Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.
6.	Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed December 23, 1998.
7.	Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
8.	Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.
9.	Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-83772), filed July 30, 2002.
10.	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.
11.	Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
12.	Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.
13.	Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 31, 2002.
14.	Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 26, 2002.
15.

Incorporated by reference to the Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director and President
Phillip Randall Lowery[1]	Director
Thomas Joseph McInerney[1]	Director
Mark Alan Tullis[1]	Director
David Allen Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Michael Larry Emerson[2]	President, ING Re, Group Reinsurance
Allan Baker[3]	Senior Vice President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, CA 94588	Senior Vice President
James Roderick Gelder[2]	Senior Vice President
Shaun Patrick Mathews[3]	Senior Vice President
Stephen Joseph Preston[4]	Senior Vice President
Jacques de Vaucleroy[1]	Senior Vice President
Donna Telkamp Mosely[5]	Senior Vice President, CFO & Chief Actuary, ING Re, Individual Reinsurance
Daniel Edward Abramowski[2]	Senior Vice President, ING Re, Group Reinsurance
Robert William Crispin[1]	Senior Vice President, Investments
Boyd George Combs[1]	Senior Vice President, Tax
Pamela S. Anson[6]	Vice President
Gerald T. Bannach[2]	Vice President
Pamela M. Barcia[3]	Vice President
Linda Beblo[4]	Vice President
Jeffrey Steven Birkholz[2]	Vice President
Jeoffrey A. Block[7]	Vice President
Robert D. Bomgaars 740 Northwest Blue Parkway, Suite 304 Lee's Summit, MO 64086	Vice President
David Botler[8]	Vice President
Timothy M. Carter[10]	Vice President
Elizabeth Clifford[4]	Vice President
John Craig Collins[1]	Vice President
Brian D. Comer[3]	Vice President
Steven J. Dvorak[2]	Vice President
Diane Marie Eder[9]	Vice President
Shari Ann Enger[4]	Vice President
Larry David Erb[5]	Vice President
Michelle Fallahi[2]	Vice President
Joel Andrew Fink 8585 Stemmons Frwy., Ste 770 North Dallas, TX 75247
Thomas John Gibb[10]	Vice President
Jim P. Graham[2]	Vice President
Brian K. Haendiges[3]	Vice President
Deborah Hancock[5]	Vice President
R. Scott Hofstedt[10]	Vice President
Patrick Juarez[10]	Vice President
Audrey Ruth Kavanagh[10]	Vice President
John Kelleher[10]	Vice President
Paul Kersten[2]	Vice President
Frederick C. Litow[1]	Vice President
Scott C. Machut[2]	Vice President
Daniel P. Mulheran[2]	Vice President
Todd E. Nevenhoven[7]	Vice President
Curtis Warren Olson[10]	Vice President
Sherry Roxanne Olson[10]	Vice President
Laurie Jane Rasanen[6]	Vice President
Erik Rasmussen[2]	Vice President
James P. Rathburn[2]	Vice President
M. Kathleen Reid[3]	Vice President
Robert A. Richard[3]	Vice President
Roger David Roenfeldt[8]	Vice President
John Anthony Ross 3110 Camino Del Rio South, Suite A117 San Diego, CA 92108	Vice President
David John Schmid[10]	Vice President
Sande Sheppard[10]	Vice President
David Anthony Sheridan[3]	Vice President
Mark Alan Smith[5]	Vice President
Carl P. Steinhilber[3]	Vice President
Diane G. Sylvester[3]	Vice President
Irving L. Tang[2]	Vice President
Laurie M. Tillinghast[3]	Vice President
Lorena Elizabeth Weaver[10]	Vice President
Robert Arthur Welvaert[10]	Vice President
David Paul Wilken[2]	Vice President
O. V. Williams[2]	Vice President
Mary Broesch[4]	Vice President and Actuary
Bruce T. Campbell[3]	Vice President and Actuary
Barbara Bullis Horst[10]	Vice President and Actuary
Craig Alan Krogstad[9]	Vice President and Actuary
Richard Lau[4]	Vice President and Actuary
Mark Eugene McCarville[10]	Vice President and Actuary
Laurie A. Schlenkermann[3]	Vice President and Actuary
Alice Su4	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Albert Joseph Zlogar[4]	Vice President and Appointed Actuary
Cheryl Lynn Price[1]	Vice President and Chief Accounting Officer
Carol Sandra Stern 1501 M St., NW, Ste. 430 Washington, DC 20005	Vice President and Chief Compliance Officer
Marvin Kenneth Goergen[2]	Vice President and Controller, ING Re, Group Reinsurance
Michael Harris[4]	Vice President and Illustration Actuary
Lawrence Stephen Nelson[10]	Vice President and Illustration Actuary
David Scott Pendergrass[1]	Vice President and Treasurer
Renee Evelyn McKenzie[1]	Vice President, Assistant Treasurer and Assistant Secretary
Mike Farley[2]	Vice President, CFO & Chief Actuary, ING Re, Group Reinsurance
Philip William Ricker[10]	Vice President, Compliance and Assistant Secretary
Randy Lyle Bauernfeind[10]	Vice President, Corporate Real Estate
Ronald Emil Falkner[3]	Vice President, Corporate Real Estate
Robin Angel[1]	Vice President, Investments
Ira S. Braunstein[1]	Vice President, Investments
Raymond Henry Dietman[10]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Taryn M. Howard[1]	Vice President, Investments
James B. Kauffmann[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Jeffrey William Seel[1]	Vice President, Investments
Fred Cooper Smith[1]	Vice President, Investments
Fred Ten Lohuis[1]	Vice President, Investments
Joseph J. Elmy[3]	Vice President, Tax
Paula Cludray-Engelke[2]	Secretary
William White[10]	Illustration Actuary
Jane A. Boyle[3]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Judith K. Ginter[10]	Assistant Secretary
Christie M. Gutknecht[6]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[4]	Assistant Secretary
Ronald M. Kjelsberg[2]	Assistant Secretary
Terri Wecker Maxwell[1]	Assistant Secretary
John R. Oberg[9]	Assistant Secretary
Wendy L. Paquin[2]	Assistant Secretary
Loralee Ann Renelt[2]	Assistant Secretary
Gerald Martin Sherman[2]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Patricia M. Smith[3]	Assistant Secretary
John F. Todd[3]	Assistant Secretary
Diane Yell[10]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
3	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
6	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.
9	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
10	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on May 10, 2003 for ReliaStar Life Insurance Company of New York.

Item 27. Number of Contract Owners
As of May 31, 2003, there were 58,696 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.
Item 28. Indemnification

Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Section 4.01 of the Bylaws of Washington Square Securities, Inc. ("WSSI"), the principal underwriter of the Contracts, mandates indemnification by WSSI of its directors, officers, employees or agents under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor and WSSI.

Item 29. Principal Underwriter
(a)	Washington Square Securities, Inc. (WSSI) is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of:
-

variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Valerie G. Brown[1]	Director
John S. Simmers 2780 Skypark Drive, Suite 300 Torrance, CA 90505	Director
Barbara S. Stewart[2]	Director and President
Eugene Mark Grayson[2]	Executive Vice President
Boyd George Combs[1]	Senior Vice President and Chief Tax Officer
Karen Becker-Gemmill[2]	Senior Vice President and Chief Marketing Officer
Jackie Figliola[3]	Vice President
Cindy Hamel[3]	Vice President
Jack R. Handy, Jr.[3]	Vice President
N. Mark Marr[3]	Vice President
Frederick C. Litow[1]	Vice President
Tom K. Rippberger[2]	Vice President and Chief Compliance Officer
Kenneth Severud[2]	Vice President and Chief Operating Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Renee Evelyn McKenzie[1]	Vice President, Assistant Treasurer and Assistant Secretary
Joseph J. Elmy[4]	Vice President, Tax
Thad Ingersoll[5]	Assistant Vice President
Paula Cludray-Engelke[5]	Secretary
Loralee A. Renelt[5]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
1	The principal business address of these officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327.
2	The principal business address of these directors and officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
3	The principal business address of these officers is 2780 Skypark Dr., Suite 300, Torrance, CA 90505.
4	The principal business address of this officer is 151 Farmington Avenue, Hartford, Connecticut 06156.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation as of December 31, 2002:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Washington Square Securities, Inc.	$1,135,547
*	Includes gross concessions associated with the distribution of all products issued by Separate Account N of ReliaStar Life Insurance Company.
Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of July, 2003.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Keith Gubbay*
Keith Gubbay President (principal executive officer)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Keith Gubbay*	Director and President	)
Keith Gubbay	(principal executive officer))
)
Randy Lowery*	Director	)	July 29,
P. Randall Lowery		)	2003
)
Thomas J. McInerney*	Director	)
Thomas J. McInerney		)
)
Mark A. Tullis*	Director	)
Mark A. Tullis		)
)
David Wheat*	Director and Chief Financial Officer	)
David Wheat		)
)
Cheryl L. Price*	Chief Accounting Officer	)
Cheryl L. Price	(principal accounting officer))

By:	/s/ Michael A. Pignatella
Michael A. Pignatella *Attorney-in-Fact
SEPARATE ACCOUNT N Exhibit Index
Exhibit No.	Exhibit

99-B.4.18	Endorsement 40021 (09-03) (ING GET Core Select)

99-B.8.31	Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April 30, 2003

99-B.9	Consent and Opinion of Counsel

99-B.10	Consent of Ernst & Young LLP, Independent Auditors